Share-Based Payments - Changes and holdings of warrants (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payments
Warrants Outstanding, Beginning Balance	1,279,086	1,279,086
Change	(1,279,086)	0
Warrants Outstanding, End Balance	0	1,279,086
CEO Rene Lucander
Share-Based Payments
Warrants Outstanding, Beginning Balance	545,000	545,000
Change	(545,000)	0
Warrants Outstanding, End Balance	0	545,000
Other executive management
Share-Based Payments
Warrants Outstanding, Beginning Balance	437,500	437,500
Change	(437,500)	0
Warrants Outstanding, End Balance	0	437,500
Other employees, consultants and external parties
Share-Based Payments
Warrants Outstanding, Beginning Balance	296,586	296,586
Change	(296,586)	0
Warrants Outstanding, End Balance	0	296,586